Stockholders' Equity (Details)			1 Months Ended		12 Months Ended
	Sep. 03, 2014 shares	Mar. 06, 2014 USD ($) $ / shares shares	Dec. 18, 2015 USD ($) $ / shares shares	Jun. 16, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Stockholders' Equity (Textual)
Issuance of common stock, value consideration | $						$ 8,497,024	$ 1,174,380
Common stock, shares outstanding					18,329,600	18,329,600
Proceeds from issuances of common shares | $						$ 8,497,024	$ 1,174,380
Common stock, shares issued					18,329,600	18,329,600
Unissued shares	1,832,960
Option exercise price, description	The exercise price of an option shall not be less than 100% of the fair market value of such shares on the date of grant.
Beijing Taiying [Member]
Stockholders' Equity (Textual)
Common stock shares issued percentage	96
Common stock, shares outstanding	15,929,600
Common stock, shares issued	15,929,600
Number of shares received	15,284,800
CCRC [Member]
Stockholders' Equity (Textual)
Common stock per share price | $ / shares		$ 0.001	$ 4
Issuance of common stock, value consideration | $		$ 10
Proceeds from issuances of common shares | $			$ 8,497,024
Escrow deposit | $			$ 500,000
Issuance of common stock		10,000	2,400,000
Initial public offering, Description			The Company completed its initial public offering on the NASDAQ Capital Market under the symbol of "CCRC." The Company offered 2,400,000 common shares at $4 per share. Net proceeds raised by the Company from the initial public offering amounted to $8,497,027 after deducting underwriting discounts and commissions and other offering expenses. Out of the $8.5 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of December 18, 2015 and was presented as restricted cash.
Three Corporations [Member]
Stockholders' Equity (Textual)
Common stock per share price | $ / shares				$ 1.85
Proceeds from issuances of common shares | $				$ 222,000
Issuance of common stock				634,800
Two Individuals [Member]
Stockholders' Equity (Textual)
Common stock per share price | $ / shares				$ 1.85
Proceeds from issuances of common shares | $				$ 222,000
Issuance of common stock				634,800